HOLDING COMPANY ONLY FINANCIAL STATEMENTS (BALANCE SHEETS) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 12, 2011
ASSETS
Cash and cash equivalents	$ 17,289	$ 6,684	$ 8,192	$ 17,778	$ 23,430	$ 48,440	$ 48,440
Other assets	2,149	1,231	2,382		1,584
Total Assets	411,774	289,230	291,008		317,159
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	3,274	2,141	2,255		2,057
Total shareholders' equity	66,807	57,658	57,905		60,582	58,573
Total Liabilities and Shareholders' Equity	411,774	289,230	291,008		317,159
Parent Company [Member]
ASSETS
Cash and cash equivalents		9,008	9,327	12,417	12,428	13,461	13,461
Investment in subsidiary		46,054	45,659		45,285
ESOP note receivable		2,477	2,579		2,678
Other assets		506	469		221
Total Assets		58,045	58,034		60,612
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities		387	129		30
Total shareholders' equity		57,658	57,905		60,582
Total Liabilities and Shareholders' Equity		$ 58,045	$ 58,034		$ 60,612